UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jeanine Bajczyk
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-6609

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Name of Fund: The Teberg Fund
Period: July 1, 2008 - June 30, 2009

Company Name	Meeting	CUSIP	Proposal(s)	By Issuer	Conflict	Conflict	Mgmt	Vote	Date	Shares
	Date			or S/hold	Yes/No	Resolved	Recom	Cast	Voted	Voted

Advisors Series Trust	07/15/08	7989742	1. Elect Trustees	Issuer	No	N/A	For	For	07/08/08
			2. Ratify prior appointment of Trustee	Issuer	No	N/A	For	For	07/08/08

Seligman Comm and Info Fund A	11/03/08	816333108	1. Elect Directors	Issuer	No	N/A	For	For	10/09/08	11664.01
			2. Apprv Mgmt Agrmt w/ Riversource	Issuer	No	N/A	For	For	10/09/08	11664.01

Nicholas-Applegate Grwth Eq A	02/27/09	653698-209	1. Apprv Agrmt & Plan of Reorg to be	Issuer	No	N/A	For	For	02/12/09	14494.587
			assumed by Jennison Mid-Cap Grth

John Hancock High Yield A	04/16/09	41014P839	1. Elect Directors	Issuer	No	N/A	For	For	03/27/09	1470588.23
			2. Apprv new Advisory Agreement	Issuer	No	N/A	For	For	03/27/09	1470588.23
			3A Apprv chng to concentration restric	Issuer	No	N/A	For	For	03/27/09	1470588.23
			3B Apprv chng to diversification restric	Issuer	No	N/A	For	For	03/27/09	1470588.23
			3C Apprv chng to underwriting restric	Issuer	No	N/A	For	For	03/27/09	1470588.23
			3D Apprv chng to real estate restric	Issuer	No	N/A	For	For	03/27/09	1470588.23
			3E Apprv chng to loan restric	Issuer	No	N/A	For	For	03/27/09	1470588.23
			3F Apprv chng to senior secur restric	Issuer	No	N/A	For	For	03/27/09	1470588.23
			4. Apprv 12b-1 chng to compen plan	Issuer	No	N/A	For	For	03/27/09	1470588.23
			5. Adopt Mgr of Mgr structure	Issuer	No	N/A	For	For	03/27/09	1470588.23
			6. Revise merger apprvl requirments	Issuer	No	N/A	For	For	03/27/09	1470588.23

Berkshire Hathaway, Inc.	05/02/09	84670108	1. Elect Directors	Issuer	No	N/A	For	For	03/30/09	5.0000
			2. Apprv shareholder proposal to	S/holder	No	N/A	Against	Against	03/30/09	5.0000
			produce sustainability report

Vanguard Energy Fund - Inv.	7/2/2009	921908109	1. Elect Directors	Issuer	No	N/A	For	For	06/03/09	3517.68
			2A Apprv updating policies re real est	Issuer	No	N/A	For	For	06/03/09	3517.68
			2B Apprv updting polices re senior sec	Issuer	No	N/A	For	For	06/03/09	3517.68
			2C Apprv updting policies re borrowing	Issuer	No	N/A	For	For	06/03/09	3517.68
			2D Apprv updating policies re loans	Issuer	No	N/A	For	For	06/03/09	3517.68
			2E Apprv updting policies re commod	Issuer	No	N/A	For	For	06/03/09	3517.68
			2F Apprv updting policies re concentra	Issuer	No	N/A	For	For	06/03/09	3517.68
			2G Apprv updating non-reqrd policies	Issuer	No	N/A	For	For	06/03/09	3517.68

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President
(Principal Executive Officer)

Date    July 31, 2009